Form N-1A Supplement	Sep. 18, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the

Prospectus and Statement of Additional Information (“SAI”),

each dated November 11, 2024,

and where applicable a Fund’s Summary Prospectus

Effective on October 1, 2025, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a monthly or more frequent basis.

Please retain this Supplement for future reference.